Victory Precious Metals and Minerals Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.56%	9.23%
MSCI ACWI Gold Miners IMI Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.83%	4.73%		7.98%
Lipper Precious Metals Equity Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.05%	3.93%		6.20%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.76%	3.34%		5.71%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.76%	3.22%		5.47%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.37%	2.65%		4.52%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.00%	3.51%		5.98%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	1.95%		4.96%